BUSINESS OPTIMIZATION CHARGES - Components of Restructuring Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 111	$ 134	$ 117
Employee termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	92	75	100
Contract termination and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8	11	10
Asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11	48	7
COGS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	48	60	35
COGS | Employee termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	36	13	30
COGS | Contract termination and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4	10	4
COGS | Asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	8	37	1
SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	61	40	63
SG&A | Employee termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	54	37	51
SG&A | Contract termination and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4	1	6
SG&A | Asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	2	6
R&D
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	34	19
R&D | Employee termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	25	19
R&D | Contract termination and other costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	0
R&D | Asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 9	$ 0